SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (5,048)	$ (5,380)
Other comprehensive income (loss) before reclassifications	(800)	667
Amounts reclassified from accumulated other comprehensive income (loss)	(169)	(335)
Net current-period other comprehensive loss	(969)	332
Ending balance	(6,017)	(5,048)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(5,048)	(5,062)
Other comprehensive income (loss) before reclassifications	(969)	14
Amounts reclassified from accumulated other comprehensive income (loss)
Net current-period other comprehensive loss	(969)	14
Ending balance	(6,017)	(5,048)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(318)
Other comprehensive income (loss) before reclassifications	169	653
Amounts reclassified from accumulated other comprehensive income (loss)	(169)	(335)
Net current-period other comprehensive loss		318
Ending balance